OPERATING LEASES	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
OPERATING LEASES

NOTE 11 – OPERATING LEASES

For the year ended December 31, 2019 and 2018, total rent expense under leases amounted to $14,746 and $12,395, respectively. The current lease is for a period less than a year and falls outside of the scope of Lease (Topic 842). At December 31, 2019, the Company was not obligated under any non-cancelable operating leases.